Intangible Assets Other Than Goodwill (Tables)	6 Months Ended
Jun. 30, 2017
INTANGIBLE ASSETS OTHER THAN GOODWILL [Abstract]
Schedule of intangible assets

Intangible assets	June 30, 2017	December 31, 2016
Acquisition cost (*) (***)	$200,610	$271,547
Accumulated amortization (*)	(77,240)	(73,795)
Write offs (*)	—	(70,937)
Total Intangible assets net book value	123,370	126,815
Unfavorable lease terms
Acquisition cost (**)	—	(24,721)
Write offs (**)	—	24,721
Total Intangibles net book value	$123,370	$126,815

(*)
As of both June 30, 2017 and December 31, 2016, intangible assets associated with the favorable lease terms included an amount of $1,180 related to purchase options for the vessels. During the year ended December 31, 2016, acquisition costs of $70,937 and accumulated amortization of $57,930 of favorable lease terms were written off resulting in a loss of $13,007. This write-off resulted from the early redelivery of one vessel during the third quarter of 2016.

(**)
During the year ended December 31, 2016, acquisition costs of $24,721 and accumulated amortization of $17,406 of unfavorable lease terms were written off resulting in an income of $7,315. This write-off resulted from the early redelivery of one vessel during the first quarter of 2016.

(***)	As of June 30, 2017, Navios Logistics had paid $17,000 for the expansion of its dry port in Uruguay.

Schedule of aggregate amortization expense

Period
Year One	$6,739
Year Two	6,218
Year Three	6,225
Year Four	6,218
Year Five	6,218
Thereafter	90,572
Total	$122,190